DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative)				12 Months Ended
	Dec. 11, 2023 USD ($)	May 17, 2023 item	Dec. 03, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 08, 2023 USD ($)	Dec. 01, 2023 shares	Nov. 06, 2023 USD ($)	Jul. 26, 2023 USD ($)	Jun. 02, 2023 USD ($)	May 31, 2023 shares	May 03, 2023 $ / shares shares	Dec. 31, 2022 USD ($)	Aug. 16, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of businesses minimum				1
Proceeds from issuance initial public offering					$ 115,000,000
Sale of private placement units (in shares) | shares				5,980,750
Transaction costs				$ 1,625,220
Underwriting fees				1,150,000
Other offering costs				$ 475,220
Assets held in the Trust Account (in percentage)				80
Condition for future business combination threshold ownership (in percentage)				50
Minimum of net tangible assets				$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%
Number of shares exercised to redeem | shares				8,989,488
Aggregate price | $ / shares				$ 10.36
Value shares exercised to redeem				$ 93,010,772
Balance in trust account				16,978,160						$ 27,077,077			$ 118,377,460
Due to non-redeeming shareholders				$ 480,000									0
Extension amount	$ 45,000
Public per shares | $ / shares				$ 0.03
Exercised right to redeem | shares				927,715			927,715				8,989,488
Redemption price | $ / shares				$ 10.66
Redemption amount				$ 9,889,573
Trust account						$ 16,872,840
Operating bank account				200,059									$ 687,471
Working capital				2,425,974
Proceeds from promissory note - related party				416,841
Excise tax														1.00%
Estimated potential excise tax liability				$ 1,029,003
Percentage of estimated potential excise tax liabiliy on shares redeemed				1.00%
Unsecured Promissory Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate amount									$ 750,000
Extension Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of times up to which the business combination is consummated | item		6
Period of extension amendment allowed		1 month
Non-Redemption Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Outstanding | shares												2,000,000
Price Per Share Agreed To Non-Redeeming Shareholders By Initial Stockholders | $ / shares												$ 0.04
Payments To Non-Redeemable Stockholders, In Relation To Extension Of Combination								$ 480,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units sold | shares			11,500,000
purchase price, per Unit | $ / shares			$ 10.15
Proceeds from issuance initial public offering			$ 115,000,000
Net proceeds of the sale of the Units			$ 116,725,000
Extension amount				$ 45,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units sold | shares			1,500,000
purchase price, per Unit | $ / shares			$ 10.00
Private Placement [Member] | Private Units [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement units (in shares) | shares			461,500	461,500
Price of per Unit | $ / shares			$ 10.00	$ 10.00
Gross proceeds			$ 4,615,000	$ 4,615,000